SHARE-BASED COMPENSATION (Details 2) - RSUs - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Options
Shares granted to employees	574,488	283,862	1,361,623
Total compensation cost at the date of grant	$ 13,200	$ 7,300	$ 4,900
Total unrecognized share-based compensation costs	17,178
Total recognized compensation cost	$ 5,611	$ 3,767	$ 2,321
Weighted-average period of recognition of compensation expense	1 year 10 months 13 days
Number of Shares
Unvested at the beginning of the period (in shares)	1,610,219
Granted (in shares)	574,488	283,862	1,361,623
Vested (in shares)	(636,000)
Forfeited (in shares)	(237,297)
Unvested at the end of the period (in shares)	1,311,410	1,610,219
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 7.76
Granted (in dollars per share)	27.34
Vested (in dollars per share)	7.27
Forfeited (in dollars per share)	14.39
Unvested at the end of the period (in dollars per share)	$ 15.75	$ 7.76
Total fair value of shares vested	$ 4,641	$ 2,965	$ 1,944
Minimum
Share Options
Vesting period	1 year
Maximum
Share Options
Vesting period	4 years